UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.05%
Consumer Discretionary - 28.26%
Advance Auto Parts, Inc.	39,100	$6,216,900	2.27%
Carmike Cinemas, Inc. (a)	172,627	4,776,589	1.74%
Core-Mark Holding Co., Inc.	128,144	8,544,642	3.12%
G-III Apparel Group, Ltd. (a)	73,500	7,144,200	2.61%
Jack In The Box, Inc.	94,000	7,970,260	2.91%
Jarden Corp. (a)	124,100	5,959,282	2.18%
La-Z-Boy, Inc.	180,700	4,822,883	1.76%
MDC Partners, Inc. (b)	196,797	4,703,448	1.72%
Papa Johns International, Inc.	102,300	6,491,958	2.37%
The Goodyear Tire & Rubber Co.	183,400	4,445,616	1.62%
The New York Times Co.	343,100	4,319,629	1.58%
Tuesday Morning Corp. (a)	351,111	6,214,665	2.27%
Visteon Corp. (a)	59,600	5,778,220	2.11%
		77,388,292	28.26%
Consumer Staples - 1.88%
Tyson Foods, Inc., Class A	131,900	5,149,376	1.88%

Energy - 5.85%
Exterran Holdings, Inc.	137,900	3,738,469	1.36%
Green Plains Renewable Energy, Inc.	200,000	4,682,000	1.71%
Matrix Service Co. (a)	164,427	3,156,998	1.15%
Targa Resources Corp.	51,300	4,454,379	1.63%
		16,031,846	5.85%
Financials - 8.44%
BGC Partners, Inc.	705,873	5,526,986	2.02%
CNO Financial Group, Inc.	270,900	4,204,368	1.53%
LPL Financial Holdings, Inc.	91,600	3,769,340	1.38%
Universal Insurance Holdings, Inc.	413,800	9,612,574	3.51%
		23,113,268	8.44%
Health Care - 4.61%
Alere, Inc. (a)	139,800	5,688,462	2.08%
CIGNA Corp.	64,900	6,933,267	2.53%
		12,621,729	4.61%
Industrials - 36.38%
Aceto Corp.	261,584	5,074,730	1.85%
Alaska Air Group, Inc.	124,400	8,443,028	3.08%
Curtiss Wright Corp.	77,600	5,162,728	1.88%
Delta Air Lines, Inc.	157,600	7,456,056	2.72%
Engility Holdings, Inc. (a)	121,346	4,841,705	1.77%
Huntington Ingalls Industries, Inc.	51,800	6,039,880	2.21%
John Bean Technologies Corp.	168,086	5,074,516	1.85%
L-3 Communications Holdings, Inc.	43,700	5,380,344	1.96%
Lennox International, Inc.	55,900	5,495,529	2.01%
Lockheed Martin Corp.	30,900	5,820,633	2.13%
Northrop Grumman Corp.	41,600	6,529,120	2.38%
Primoris Services Corp.	150,400	2,824,512	1.03%
Raytheon Co.	51,900	5,192,595	1.90%
Southwest Airlines Co.	233,100	10,531,458	3.85%
The Manitowoc Co., Inc.	171,700	3,210,790	1.17%
United Continental Holdings, Inc. (a)	109,600	7,602,952	2.78%
United Rentals, Inc. (a)	59,700	4,946,145	1.81%
		99,626,721	36.38%
Information Technology - 6.85%
CSG Systems International, Inc.	184,000	4,511,680	1.65%
Hewlett-Packard Co.	165,600	5,983,128	2.18%
Super Micro Computer, Inc. (a)	226,000	8,264,820	3.02%
		18,759,628	6.85%
Materials - 2.78%
AK Steel Holding Corp. (a)	721,300	2,733,727	1.00%
PolyOne Corp.	137,300	4,886,507	1.78%
		7,620,234	2.78%
Total Common Stocks (Cost $214,483,934)		260,311,094	95.05%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	5,225	0.00%
Total Rights (Cost $0)		5,225	0.00%

PARTNERSHIPS - 1.42%
Energy - 1.42%
NGL Energy Partners LP	137,279	3,874,014	1.42%
Total Partnerships (Cost $4,586,462)		3,874,014	1.42%

SHORT-TERM INVESTMENTS - 3.62%
Money Market Funds - 3.62%
Fidelity Government Portfolio - Institutional Class, 0.01% (d)	9,912,474	9,912,474	3.62%
Total Short-Term Investments (Cost $9,912,474)		9,912,474	3.62%

Total Investments (Cost $228,982,870) - 100.09%		274,102,807	100.09%
Liabilities in Excess of Other Assets - (0.09)%		(247,940)	(0.09)%
TOTAL NET ASSETS - 100.00%		$273,854,867	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued in good faith.
(d)	The rate listed is the fund's 7-day yield as of January 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$229,040,047
Gross unrealized appreciation	57,112,878
Gross unrealized depreciation	(12,050,118)
Net unrealized appreciation	$45,062,760

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$77,388,292	$-	$-		$77,388,292
Consumer Staples	5,149,376	-	-		5,149,376
Energy	16,031,846	-	-		16,031,846
Financials	23,113,268	-	-		23,113,268
Health Care	12,621,729	-	-		12,621,729
Industrials	99,626,721	-	-		99,626,721
Information Technology	18,759,628	-	-		18,759,628
Materials	7,620,234	-	-		7,620,234
Total Common Stocks	$260,311,094	$-	$-		$260,311,094

Rights
Health Care	$-	$-	$5,225		$5,225
Total Rights	$-	$-	$5,225	*	$5,225

Partnerships
Energy	$3,874,014	$-	$-		$3,874,014
Total Partnerships	$3,874,014	$-	$-		$3,874,014

Short-Term Investments
Money Market Funds	$9,912,474	$-	$-		$9,912,474
Total Short-Term Investments	$9,912,474	$-	$-		$9,912,474

Total Investments	$274,097,582	$-	$5,225		$274,102,807

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2014	$5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of January 31, 2015	$5,225

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at January 31, 2015	$-

The Level 3 investments as of January 31, 2015 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 74.27%
Consumer Discretionary - 30.03%
CarMax, Inc. (a)	2,097,740	130,269,654	8.42%
Dick's Sporting Goods, Inc.	1,165,767	60,211,865	3.89%
O'Reilly Automotive, Inc. (a)	897,900	168,230,544	10.87%
Penn National Gaming, Inc. (a)	1,197,772	17,930,647	1.16%
Twenty First Century Fox, Inc.	2,657,204	88,112,885	5.69%
		464,755,595	30.03%
Energy - 3.70%
World Fuel Services Corp.	1,168,204	57,206,950	3.70%

Financials - 29.01%
Aon PLC (c)	851,000	76,632,550	4.95%
Brookfield Asset Management, Inc. (c)	1,530,035	78,001,184	5.04%
Diamond Hill Investment Group, Inc.	151,439	19,696,156	1.27%
Encore Capital Group, Inc. (a) (d)	1,828,675	68,063,284	4.40%
Markel Corp. (a)	198,637	135,740,580	8.77%
Marlin Business Services Corp.	615,700	9,881,985	0.64%
The Charles Schwab Corp.	2,346,699	60,967,240	3.94%
		448,982,979	29.01%
Health Care - 1.61%
Henry Schein, Inc. (a)	180,000	24,852,600	1.61%

Industrials - 5.14%
American Woodmark Corp. (a) (d)	817,409	33,620,032	2.17%
Hexcel Corp.	247,990	10,968,598	0.71%
Mistras Group, Inc. (a)	643,294	12,930,209	0.84%
Roadrunner Transportation Systems, Inc. (a)	904,200	18,373,344	1.19%
Simpson Manufacturing Company, Inc.	110,521	3,607,406	0.23%
		79,499,589	5.14%
Information Technology - 4.78%
Google, Inc. (a)	68,984	36,873,328	2.38%
Google, Inc., Class A (a)	68,984	37,082,349	2.40%
		73,955,677	4.78%
Total Common Stocks (Cost $627,155,309)		1,149,253,390	74.27%

REITS - 13.60%
Financials - 13.60%
American Tower Corp., Class A	1,483,679	143,842,679	9.29%
Gaming & Leisure Properties, Inc.	2,043,407	66,676,370	4.31%
		210,519,049	13.60%
Total REITS (Cost $81,851,998)		210,519,049	13.60%

SHORT-TERM INVESTMENTS - 12.21%
Money Market Funds - 12.21%
Federated Government Obligations Fund - Class I, 0.01% (b)	78,495,000	78,495,000	5.07%
Federated Treasury Obligations Fund, 0.01% (b)	32,037,501	32,037,501	2.06%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	78,495,000	78,495,000	5.08%
		189,027,501	12.21%
Total Short-Term Investments (Cost $189,027,501)		189,027,501	12.21%

Total Investments (Cost $898,034,808) - 100.08%		1,548,799,940	100.08%
Liabilities in Excess of Other Assets - (0.08)%		(1,299,857)	(0.08)%
TOTAL NET ASSETS - 100.00%		$1,547,500,083	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign corporation.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the period ended January 31, 2015. Details of transactions with these affiliated companies for the period ended January 31, 2015, are as follows:

	Issuer	American Woodmark Corp.	Encore Capital Group, Inc.
	Beginning Cost	$26,381,501	$49,017,320
	Purchase Cost	$-	$7,509,882
	Sales Cost	$-	$-
	Ending Cost	$26,381,501	$56,527,203
	Dividend Income	$-	$-
	Shares	817,409	1,828,675
	Market Value	$33,620,032	$68,063,284

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$898,034,808
Gross unrealized appreciation	661,932,046
Gross unrealized depreciation	(11,166,915)
Net unrealized appreciation	$650,765,132

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$464,755,595	$-	$-	$464,755,595
Energy	57,206,950	-	-	57,206,950
Financials	448,982,979	-	-	448,982,979
Health Care	24,852,600	-	-	24,852,600
Industrials	79,499,589	-	-	79,499,589
Information Technology	73,955,677	-	-	73,955,677
Total Common Stocks	$1,149,253,390	$-	$-	$1,149,253,390

REITS
Financials	$210,519,049	$-	$-	$210,519,049
Total REITS	$210,519,049	$-	$-	$210,519,049

Short-Term Investments
Money Market Funds	$189,027,501	$-	$-	$189,027,501
Total Short-Term Investments	$189,027,501	$-	$-	$189,027,501

Total Investments	$1,548,799,940	$-	$-	$1,548,799,940

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.97%
Consumer Discretionary - 25.93%
Advance Auto Parts, Inc.	90,200	$14,341,800	3.61%
Brinker International, Inc.	229,600	13,415,528	3.38%
Foot Locker, Inc.	217,500	11,575,350	2.92%
JC Penney Co., Inc. (a)	1,284,700	9,339,769	2.35%
Live Nation Entertainment, Inc. (a)	503,400	11,965,818	3.02%
Mohawk Industries, Inc. (a)	90,300	14,903,112	3.76%
NVR, Inc. (a)	10,614	13,312,397	3.36%
Skechers USA, Inc. (a)	232,300	14,019,305	3.53%
		102,873,079	25.93%
Consumer Staples - 5.99%
Pilgrim's Pride Corp.	380,800	10,338,720	2.61%
Pinnacle Foods, Inc.	373,200	13,424,004	3.38%
		23,762,724	5.99%
Financials - 6.26%
Reinsurance Group of America, Inc.	153,200	12,686,492	3.20%
Voya Financial, Inc.	311,200	12,139,912	3.06%
		24,826,404	6.26%
Health Care - 12.87%
Centene Corp. (a)	150,400	16,417,664	4.14%
Health Net, Inc. (a)	263,800	14,290,046	3.60%
LifePoint Hospitals, Inc. (a)	175,420	11,444,401	2.89%
Tenet Healthcare Corp. (a)	210,400	8,895,712	2.24%
		51,047,823	12.87%
Industrials - 16.44%
AECOM Technology Corp. (a)	375,400	9,542,668	2.40%
HD Supply Holdings, Inc. (a)	444,200	12,806,286	3.23%
JetBlue Airways Corp. (a)	1,117,800	18,767,862	4.73%
Masco Corp.	515,600	12,807,504	3.23%
Ryder System, Inc.	136,600	11,309,114	2.85%
		65,233,434	16.44%
Information Technology - 3.97%
Take-Two Interactive Software, Inc. (a)	529,600	15,739,712	3.97%

Materials - 15.68%
Ball Corp.	192,200	12,172,026	3.07%
RPM International, Inc.	269,000	12,874,340	3.25%
Sealed Air Corp.	359,100	14,543,550	3.67%
Steel Dynamics, Inc.	561,500	9,567,960	2.41%
Valspar Corp.	156,100	13,023,423	3.28%
		62,181,299	15.68%
Telecommunication Services - 5.52%
Frontier Communications Corp.	1,909,900	12,824,978	3.23%
Windstream Holdings, Inc.	1,143,100	9,087,645	2.29%
		21,912,623	5.52%
Utilities - 3.31%
UGI Corp.	354,900	13,127,751	3.31%
Total Common Stocks (Cost $355,373,399)		380,704,849	95.97%

SHORT-TERM INVESTMENTS - 6.10%
Money Market Funds - 6.10%
Federated Government Obligations Fund - Class I, 0.01% (b)	4,428,289	4,428,289	1.12%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	19,780,000	19,780,000	4.98%
		24,208,289	6.10%
Total Short-Term Investments (Cost $24,208,289)		24,208,289	6.10%

Total Investments (Cost $379,581,688) - 102.07%		404,913,138	102.07%
Liabilities in Excess of Other Assets - (2.07)%		(8,207,526)	(2.07)%
TOTAL NET ASSETS - 100.00%		$396,705,612	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of January 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$379,583,982
Gross unrealized appreciation	40,105,391
Gross unrealized depreciation	(14,776,235)
Net unrealized appreciation	$25,329,156

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actionstaken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$102,873,079	$-	$-	$102,873,079
Consumer Staples	23,762,724	-	-	23,762,724
Financials	24,826,404	-	-	24,826,404
Health Care	51,047,823	-	-	51,047,823
Industrials	65,233,434	-	-	65,233,434
Information Technology	15,739,712	-	-	15,739,712
Materials	62,181,299	-	-	62,181,299
Telecommunication Services	21,912,623	-	-	21,912,623
Utilities	13,127,751	-	-	13,127,751
Total Common Stocks	$380,704,849	$-	$-	$380,704,849

Short-Term Investments
Money Market Funds	$24,208,289	$-	$-	$24,208,289
Total Short-Term Investments	$24,208,289	$-	$-	$24,208,289

Total Investments	$404,913,138	$-	$-	$404,913,138

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.50%
Consumer Discretionary - 27.53%
AutoZone, Inc. (a)	4,000	$2,387,840	1.98%
Bed Bath & Beyond, Inc. (a)	31,900	2,385,163	1.98%
Coach, Inc.	64,800	2,409,912	2.00%
Foot Locker, Inc.	45,100	2,400,222	1.99%
H&R Block, Inc.	71,600	2,454,448	2.04%
Harley-Davidson, Inc.	36,900	2,276,730	1.89%
Las Vegas Sands Corp.	43,900	2,386,843	1.98%
Lear Corp.	24,200	2,428,470	2.02%
Macy's, Inc.	36,900	2,357,172	1.96%
McDonald's Corp.	25,700	2,375,708	1.97%
Nordstrom, Inc.	30,900	2,354,580	1.95%
Omnicom Group, Inc.	31,700	2,307,760	1.91%
The Gap, Inc.	57,800	2,380,782	1.98%
Viacom, Inc.	35,200	2,267,584	1.88%
		33,173,214	27.53%
Consumer Staples - 10.86%
Campbell Soup Co.	49,800	2,277,852	1.89%
Coca-Cola Enterprises, Inc.	53,800	2,264,980	1.88%
Kellogg Co.	33,900	2,223,162	1.85%
Kraft Foods Group, Inc.	35,400	2,313,036	1.92%
Pilgrim's Pride Corp.	65,400	1,775,610	1.47%
Rite Aid Corp. (a)	319,100	2,227,318	1.85%
		13,081,958	10.86%
Energy - 10.02%
Exxon Mobil Corp.	25,600	2,237,952	1.86%
FMC Technologies, Inc. (a)	60,000	2,248,800	1.86%
Helmerich & Payne, Inc.	37,800	2,251,368	1.87%
Marathon Petroleum Corp.	29,000	2,685,110	2.23%
Valero Energy Corp.	50,200	2,654,576	2.20%
		12,077,806	10.02%
Financials - 3.85%
Franklin Resources, Inc.	45,300	2,334,309	1.94%
The Progressive Corp. (a)	88,700	2,301,765	1.91%
		4,636,074	3.85%
Health Care - 5.83%
C.R. Bard, Inc.	13,300	2,274,699	1.89%
HCA Holdings, Inc. (a)	34,400	2,435,520	2.02%
Johnson & Johnson	23,100	2,313,234	1.92%
		7,023,453	5.83%
Industrials - 17.61%
Alaska Air Group, Inc.	36,200	2,456,894	2.04%
Caterpillar, Inc.	27,800	2,223,166	1.84%
Deere & Co.	26,800	2,283,092	1.89%
Dover Corp.	33,300	2,332,332	1.94%
Flowserve Corp.	41,600	2,266,784	1.88%
Fluor Corp.	42,900	2,299,011	1.91%
PACCAR, Inc.	36,200	2,175,982	1.81%
Southwest Airlines Co.	57,300	2,588,814	2.15%
The Boeing Co.	17,800	2,587,586	2.15%
		21,213,661	17.61%
Information Technology - 13.46%
Apple, Inc.	21,450	2,513,082	2.09%
Intel Corp.	64,700	2,137,688	1.77%
International Business Machines Corp.	14,900	2,284,319	1.90%
Micron Technology, Inc. (a)	78,700	2,303,156	1.91%
SanDisk Corp.	29,600	2,246,936	1.86%
Teradata Corp. (a)	53,900	2,401,784	1.99%
Western Union Co.	137,300	2,334,100	1.94%
		16,221,065	13.46%

Materials - 5.50%
Albemarle Corp.	40,400	1,949,704	1.62%
FMC Corp.	40,300	2,317,250	1.92%
Southern Copper Corp.	86,400	2,356,992	1.96%
		6,623,946	5.50%
Telecommunication Services - 1.84%
Verizon Communications, Inc.	48,500	2,216,935	1.84%
Total Common Stocks (Cost $111,597,549)		116,268,112	96.50%

SHORT-TERM INVESTMENTS - 2.85%
Money Market Funds - 2.85%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	3,436,800	3,436,800	2.85%
Total Short-Term Investments (Cost $3,436,800)		3,436,800	2.85%

Total Investments (Cost $115,034,349) - 99.35%		119,704,912	99.35%
Other Assets in Excess of Liabilities - 0.65%		778,756	0.65%
TOTAL NET ASSETS - 100.00%		$120,483,668	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$115,084,369
Gross unrealized appreciation	8,595,096
Gross unrealized depreciation	(3,974,553)
Net unrealized appreciation	$4,620,543

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$33,173,214	$-	$-	$33,173,214
Consumer Staples	13,081,958	-	-	13,081,958
Energy	12,077,806	-	-	12,077,806
Financials	4,636,074	-	-	4,636,074
Health Care	7,023,453	-	-	7,023,453
Industrials	21,213,661	-	-	21,213,661
Information Technology	16,221,065	-	-	16,221,065
Materials	6,623,946	-	-	6,623,946
Telecommunication Services	2,216,935	-	-	2,216,935
Total Common Stocks	$116,268,112	$-	$-	$116,268,112

Short-Term Investments
Money Market Funds	$3,436,800	$-	$-	$3,436,800
Total Short-Term Investments	$3,436,800	$-	$-	$3,436,800

Total Investments	$119,704,912	$-	$-	$119,704,912

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.71%
Consumer Discretionary - 9.53%
Ford Motor Co.	181,700	$2,672,807	1.81%
General Motors Co.	75,000	2,446,500	1.65%
McDonald's Corp.	28,400	2,625,296	1.77%
Target Corp.	47,700	3,511,197	2.37%
Thomson Reuters Corp. (a)	74,400	2,856,960	1.93%
		14,112,760	9.53%
Consumer Staples - 25.09%
Altria Group, Inc.	77,500	4,115,250	2.78%
ConAgra Foods, Inc.	86,100	3,050,523	2.06%
General Mills, Inc.	56,400	2,959,872	2.00%
Kellogg Co.	46,500	3,049,470	2.06%
Kimberly Clark Corp.	25,100	2,709,796	1.83%
Kraft Foods Group, Inc.	51,700	3,378,078	2.28%
PepsiCo, Inc.	33,600	3,151,008	2.13%
Philip Morris International, Inc.	35,100	2,816,424	1.90%
Procter & Gamble Co.	34,900	2,941,721	1.99%
Sysco Corp.	76,600	3,000,422	2.02%
The Coca-Cola Co.	71,100	2,927,187	1.98%
Unilever PLC - ADR (a)	69,500	3,055,915	2.06%
		37,155,666	25.09%
Energy - 11.52%
BP PLC - ADR (a)	57,300	2,224,959	1.50%
Chevron Corp.	23,800	2,440,214	1.65%
ConocoPhillips	41,400	2,607,372	1.76%
Exxon Mobil Corp.	29,400	2,570,148	1.74%
Occidental Petroleum Corp.	30,300	2,424,000	1.64%
Royal Dutch Shell PLC - ADR (a)	37,000	2,367,630	1.60%
Total SA - ADR (a)	47,000	2,420,970	1.63%
		17,055,293	11.52%
Financials - 3.22%
Banco Santander SA - ADR (a)	316,200	2,115,378	1.43%
J.P. Morgan Chase & Co.	48,700	2,648,306	1.79%
		4,763,684	3.22%
Health Care - 16.30%
AbbVie, Inc.	55,800	3,367,530	2.27%
Baxter International, Inc.	39,700	2,791,307	1.89%
Bristol-Myers Squibb Co.	54,300	3,272,661	2.21%
Eli Lilly & Co.	50,200	3,614,400	2.44%
GlaxoSmithKline PLC - ADR (a)	51,800	2,279,200	1.54%
Johnson & Johnson	30,500	3,054,270	2.06%
Merck & Co., Inc.	50,800	3,062,224	2.07%
Pfizer, Inc.	86,400	2,700,000	1.82%
		24,141,592	16.30%
Industrials - 8.60%
3M Co.	21,300	3,456,990	2.33%
General Electric Co.	108,600	2,594,454	1.75%
Lockheed Martin Corp.	17,900	3,371,823	2.28%
Waste Management, Inc.	64,500	3,317,235	2.24%
		12,740,502	8.60%
Information Technology - 8.93%
Cisco Systems, Inc.	122,700	3,234,985	2.19%
Intel Corp.	110,400	3,647,616	2.46%
Microsoft Corp.	72,500	2,929,000	1.98%
Texas Instruments, Inc.	63,700	3,404,765	2.30%
		13,216,366	8.93%
Materials - 8.56%
EI Du Pont de Nemours & Co.	44,100	3,140,361	2.12%
Freeport-McMoRan Copper & Gold, Inc.	85,000	1,428,850	0.97%
International Paper Co.	56,300	2,964,758	2.00%
Nucor Corp.	56,700	2,474,955	1.67%
The Dow Chemical Co.	59,100	2,668,956	1.80%
		12,677,880	8.56%

Telecommunication Services - 5.96%
AT&T, Inc.	82,700	2,722,484	1.84%
CenturyLink, Inc.	94,000	3,493,980	2.36%
Verizon Communications, Inc.	57,000	2,605,470	1.76%
		8,821,934	5.96%
Total Common Stocks (Cost $111,906,425)		144,685,677	97.71%

SHORT-TERM INVESTMENTS - 2.14%
Money Market Funds - 2.14%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	3,161,270	3,161,270	2.14%
Total Short-Term Investments (Cost $3,161,270)		3,161,270	2.14%

Total Investments (Cost $115,067,695) - 99.85%		147,846,947	99.85%
Other Assets in Excess of Liabilities - 0.15%		220,247	0.15%
TOTAL NET ASSETS - 100.00%		$148,067,194	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	U.S. traded security of a foreign corporation.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$115,480,046
Gross unrealized appreciation	35,612,235
Gross unrealized depreciation	(3,245,334)
Net unrealized appreciation	$32,366,901

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$14,112,760	$-	$-	$14,112,760
Consumer Staples	37,155,666	-	-	37,155,666
Energy	17,055,293	-	-	17,055,293
Financials	4,763,684	-	-	4,763,684
Health Care	24,141,592	-	-	24,141,592
Industrials	12,740,502	-	-	12,740,502
Information Technology	13,216,366	-	-	13,216,366
Materials	12,677,880	-	-	12,677,880
Telecommunication Services	8,821,934	-	-	8,821,934
Total Common Stocks	$144,685,677	$-	$-	$144,685,677

Short-Term Investments
Money Market Funds	$3,161,270	$-	$-	$3,161,270
Total Short-Term Investments	$3,161,270	$-	$-	$3,161,270

Total Investments	$147,846,947	$-	$-	$147,846,947

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.14%
Consumer Discretionary - 7.83%
Comcast Corp.	29,855	$1,586,644	1.08%
Dish Network Corp. (a)	15,880	1,117,158	0.76%
Ford Motor Co.	120,605	1,774,099	1.20%
Lowes Companies, Inc.	21,490	1,456,162	0.99%
Macy's, Inc.	17,085	1,091,390	0.74%
Target Corp.	28,955	2,131,378	1.44%
The Walt Disney Co.	26,330	2,394,977	1.62%
		11,551,808	7.83%
Consumer Staples - 7.67%
CVS Health Corp.	33,940	3,331,550	2.26%
Kraft Foods Group, Inc.	27,805	1,816,779	1.23%
Kroger Co.	70,470	4,865,954	3.30%
Procter & Gamble Co.	15,515	1,307,759	0.88%
		11,322,042	7.67%
Energy - 9.78%
Anadarko Petroleum Corp.	26,180	2,140,215	1.45%
Chevron Corp.	14,545	1,491,299	1.01%
ConocoPhillips	33,320	2,098,494	1.42%
Exxon Mobil Corp.	51,565	4,507,812	3.06%
Helmerich & Payne, Inc.	21,025	1,252,249	0.85%
Marathon Oil Corp.	67,520	1,796,032	1.22%
Valero Energy Corp.	21,475	1,135,598	0.77%
		14,421,699	9.78%
Financials - 23.32%
Allstate Corp.	43,720	3,051,219	2.07%
American International Group, Inc.	36,655	1,791,330	1.21%
Bank of America Corp.	103,750	1,571,812	1.07%
BlackRock, Inc.	7,010	2,386,975	1.62%
Capital One Financial Corp.	8,645	632,900	0.43%
Citigroup, Inc.	65,320	3,066,774	2.08%
E*TRADE Financial Corp. (a)	24,900	573,945	0.39%
Forest City Enterprises, Inc. (a)	36,115	884,817	0.60%
Hartford Financial Services Group, Inc.	62,215	2,420,164	1.64%
J.P. Morgan Chase & Co.	69,555	3,782,401	2.56%
KeyCorp	146,825	1,907,257	1.29%
Marsh & McLennan Companies, Inc.	41,605	2,237,101	1.52%
MetLife, Inc.	31,925	1,484,513	1.01%
Morgan Stanley	44,735	1,512,490	1.02%
SunTrust Banks, Inc.	47,835	1,837,821	1.25%
Wells Fargo & Co.	101,200	5,254,304	3.56%
		34,395,823	23.32%
Health Care - 14.03%
Aetna, Inc.	22,520	2,067,786	1.40%
CIGNA Corp.	30,505	3,258,849	2.21%
Johnson & Johnson	45,275	4,533,839	3.07%
McKesson Corp.	9,945	2,114,804	1.44%
Medtronic PLC (b)	52,720	3,764,208	2.55%
Pfizer, Inc.	158,710	4,959,688	3.36%
		20,699,174	14.03%
Industrials - 10.93%
Caterpillar, Inc.	6,765	540,997	0.37%
Danaher Corp.	29,060	2,393,963	1.62%
FedEx Corp.	8,115	1,372,328	0.93%
General Dynamics Corp.	6,770	901,832	0.61%
General Electric Co.	68,190	1,629,059	1.10%
Honeywell International, Inc.	23,345	2,282,207	1.55%
Ingersoll-Rand PLC (b)	21,170	1,405,688	0.95%
Northrop Grumman Corp.	8,260	1,296,407	0.88%
Ryder System, Inc.	13,479	1,115,926	0.76%
Southwest Airlines Co.	38,075	1,720,228	1.17%
United Technologies Corp.	12,750	1,463,445	0.99%
		16,122,080	10.93%

Information Technology - 10.90%
Apple, Inc.		9,685	1,134,695	0.77%
Autodesk, Inc. (a)		23,235	1,254,806	0.85%
EMC Corp.		58,805	1,524,814	1.03%
Hewlett-Packard Co.		31,620	1,142,431	0.77%
Intel Corp.		88,600	2,927,344	1.99%
Microsoft Corp.		62,410	2,521,364	1.71%
NXP Semiconductors NV (a)(b)		25,340	2,010,476	1.36%
SanDisk Corp.		11,005	835,389	0.57%
Skyworks Solutions, Inc.		17,530	1,455,866	0.99%
Western Digital Corp.		13,070	1,270,796	0.86%
			16,077,981	10.90%
Materials - 3.20%
Ashland, Inc.		11,915	1,412,166	0.96%
Huntsman Corp.		59,475	1,306,071	0.89%
Rock-Tenn Co.		30,790	1,998,271	1.35%
			4,716,508	3.20%
Telecommunication Services - 1.32%
T- Mobile US, Inc. (a)		28,985	874,767	0.59%
Verizon Communications, Inc.		23,540	1,076,013	0.73%
			1,950,780	1.32%
Utilities - 6.16%
American Electric Power, Inc.		32,730	2,055,771	1.39%
DTE Energy Co.		40,305	3,613,746	2.45%
Exelon Corp.		51,280	1,848,131	1.25%
Sempra Energy		14,020	1,569,119	1.07%
			9,086,767	6.16%
Total Common Stocks (Cost $113,423,892)			140,344,662	95.14%

REITS - 4.22%
Financials - 4.22%
Kilroy Realty Corp.		40,045	2,969,337	2.01%
Simon Property Group, Inc.		16,388	3,255,640	2.21%
Total REITS (Cost $4,065,890)			6,224,977	4.22%

SHORT-TERM INVESTMENTS - 0.80%
Money Market Funds - 0.80%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)		1,176,369	1,176,369	0.80%
Total Short-Term Investments (Cost $1,176,369)			1,176,369	0.80%

Total Investments (Cost $118,666,151) - 100.16%			147,746,008	100.16%
Liabilities in Excess of Other Assets - (0.16)%			(237,356)	(0.16)%
TOTAL NET ASSETS - 100.00%			$147,508,652	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of January 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$119,009,033
Gross unrealized appreciation	31,938,273
Gross unrealized depreciation	(3,201,298)
Net unrealized appreciation	$28,736,975

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$11,551,808	$-	$-	$11,551,808
Consumer Staples	11,322,042	-	-	11,322,042
Energy	14,421,699	-	-	14,421,699
Financials	34,395,823	-	-	34,395,823
Health Care	20,699,174	-	-	20,699,174
Industrials	16,122,080	-	-	16,122,080
Information Technology	16,077,981	-	-	16,077,981
Materials	4,716,508	-	-	4,716,508
Telecommunication Services	1,950,780	-	-	1,950,780
Utilities	9,086,767	-	-	9,086,767
Total Common Stocks	$140,344,662	$-	$-	$140,344,662

REITS
Financials	$6,224,977	$-	$-	$6,224,977
Total REITS	$6,224,977	$-	$-	$6,224,977

Short-Term Investments
Money Market Funds	$1,176,369	$-	$-	$1,176,369
Total Short-Term Investments	$1,176,369	$-	$-	$1,176,369

Total Investments	$147,746,008	$-	$-	$147,746,008

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of Shares/Par Amount		% of
		Value	Net Assets
COMMON STOCKS - 74.12%
Consumer Discretionary - 7.28%
McDonald's Corp.	60,800	$5,620,352	7.28%

Consumer Staples - 11.30%
Procter & Gamble Co.	59,800	5,040,542	6.53%
The Coca-Cola Co.	89,400	3,680,598	4.77%
		8,721,140	11.30%
Energy - 8.57%
Chevron Corp.	48,800	5,003,464	6.49%
Exxon Mobil Corp.	18,400	1,608,528	2.08%
		6,611,992	8.57%
Health Care - 16.01%
Merck & Co., Inc.	104,600	6,305,288	8.17%
Pfizer, Inc.	193,400	6,043,750	7.84%
		12,349,038	16.01%
Industrials - 6.80%
General Electric Co.	219,500	5,243,855	6.80%

Information Technology - 10.04%
Cisco Systems, Inc.	228,300	6,019,130	7.80%
Intel Corp.	52,300	1,727,992	2.24%
		7,747,122	10.04%
Telecommunication Services - 14.12%
AT&T, Inc.	166,300	5,474,596	7.10%
Verizon Communications, Inc.	118,500	5,416,635	7.02%
		10,891,231	14.12%
Total Common Stocks (Cost $49,492,416)		57,184,730	74.12%

SHORT-TERM INVESTMENTS - 66.79%
Money Market Funds - 3.27%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	2,524,559	2,524,559	3.27%
U.S. Treasury Bills (c) - 63.52%
0.010%, 02/05/2015 (b)	14,000,000	14,000,000	18.15%
0.010%, 03/19/2015 (b)	15,000,000	15,000,000	19.44%
0.030%, 04/09/2015 (b)	20,000,000	20,000,000	25.93%
		49,000,000	63.52%
Total Short-Term Investments (Cost $51,524,187)		51,524,559	66.79%

Total Investments (Cost $101,016,603) - 140.91%		108,709,289	140.91%
Liabilities in Excess of Other Assets - (40.91)%		(31,559,756)	(40.91)%
TOTAL NET ASSETS - 100.00%		$77,149,533	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$101,156,879
Gross unrealized appreciation	8,546,506
Gross unrealized depreciation	(994,096)
Net unrealized appreciation	$7,552,410

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

	Common Stocks	Level 1	Level 2	Level 3	Total
	Consumer Discretionary	$5,620,352	$-	$-	$5,620,352
	Consumer Staples	8,721,140	-	-	8,721,140
	Energy	6,611,992	-	-	6,611,992
	Health Care	12,349,038	-	-	12,349,038
	Industrials	5,243,855	-	-	5,243,855
	Information Technology	7,747,122	-	-	7,747,122
	Telecommunication Services	10,891,231	-	-	10,891,231
	Total Common Stocks	$57,184,730	$-	$-	$57,184,730

	Short-Term Investments
	Money Market Funds	$2,524,559	$-	$-	$2,524,559
	U.S. Treasury Bills	-	49,000,000	-	49,000,000
	Total Short-Term Investments	$2,524,559	$49,000,000	$-	$51,524,559

	Total Investments	$59,709,289	$49,000,000	$-	$108,709,289

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$8,995,000	Jefferies LLC	0.25%	11/20/2014	2/5/2015	$8,999,747
8,995,000	Jefferies LLC	0.25%	12/26/2014	3/19/2015	8,999,997
13,492,500	Jefferies LLC	0.25%	1/15/2015	4/9/2015	13,500,277
$31,482,500					$31,500,022

As of January 31, 2015, the fair value of securities held as collateral for reverse repurchase agreements was $49 million as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy. The face value of the reverse repurchase agreements at January 31, 2015, was $31,482,500. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.

The face value plus interest due at maturity is equal to $31,500,022.

Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 59.47%
Consumer Discretionary - 9.03%
Bed Bath & Beyond, Inc. (a)	119,800	8,957,446	1.95%
CarMax, Inc. (a)	218,909	13,594,249	2.95%
Carnival Corp. (c)	192,460	8,460,542	1.84%
Lowes Companies, Inc.	155,656	10,547,250	2.29%
		41,559,487	9.03%
Consumer Staples - 10.29%
Altria Group, Inc.	184,389	9,791,056	2.12%
Brown-Forman Corp., Class B	34,826	3,094,987	0.67%
Energizer Holdings, Inc.	72,572	9,289,942	2.02%
Lorillard, Inc.	80,676	5,293,152	1.15%
Reynolds American, Inc.	105,731	7,184,421	1.56%
The Coca-Cola Co.	147,311	6,064,794	1.32%
Wal-Mart Stores, Inc.	78,452	6,666,851	1.45%
		47,385,203	10.29%
Energy - 3.85%
Apache Corp.	69,760	4,364,883	0.95%
Chevron Corp.	69,231	7,098,254	1.54%
ConocoPhillips	99,408	6,260,716	1.36%
		17,723,853	3.85%
Financials - 9.56%
Alleghany Corp. (a)	10,210	4,513,739	0.98%
Bank of America Corp.	462,630	7,008,845	1.52%
Berkshire Hathaway, Inc., Class B (a)	74,379	10,703,882	2.32%
BlackRock, Inc.	30,118	10,255,480	2.23%
Wells Fargo & Co.	222,673	11,561,182	2.51%
		44,043,128	9.56%
Health Care - 5.79%
Bristol-Myers Squibb Co.	188,428	11,356,555	2.47%
Eli Lilly & Co.	142,880	10,287,360	2.23%
Pfizer, Inc.	160,215	5,006,719	1.09%
		26,650,634	5.79%
Industrials - 4.20%
FedEx Corp.	40,808	6,901,041	1.50%
General Dynamics Corp.	93,540	12,460,463	2.70%
		19,361,504	4.20%
Information Technology - 10.47%
Cisco Systems, Inc.	252,146	6,647,829	1.45%
Corning, Inc.	416,097	9,890,626	2.15%
EMC Corp.	272,123	7,056,149	1.53%
Intel Corp.	247,039	8,162,169	1.77%
International Business Machines Corp.	21,875	3,353,656	0.73%
Microsoft Corp.	107,243	4,332,617	0.94%
Visa, Inc., Class A	34,369	8,761,002	1.90%
		48,204,048	10.47%
Materials - 5.01%
Albemarle Corp.	131,895	6,365,253	1.38%
NewMarket Corp.	20,140	9,056,354	1.97%
The Mosaic Co.	157,360	7,661,858	1.66%
		23,083,465	5.01%
Telecommunication Services - 1.27%
Verizon Communications, Inc.	128,288	5,864,045	1.27%
Total Common Stocks (Cost $213,110,715)		273,875,367	59.47%

PREFERRED STOCKS - 0.33%
Construction - 0.01%
SCE Trust I	2,660	67,457	0.01%

Financials - 0.32%
Aegon NV (c)	2,620	67,413	0.01%
Allstate Corp.	2,505	68,412	0.02%
Bank of America Corp.	1,635	42,445	0.01%
Bank of New York Mellon Corp.	2,805	68,302	0.01%
BB&T Corp.	2,695	68,669	0.02%
Capital One Financial Corp.	2,715	68,391	0.01%
Citigroup, Inc.	1,740	42,856	0.01%

City National Corp.	2,425	59,946	0.01%
Discover Financial Services	2,615	68,853	0.02%
Fannie Mae Preferred (a)	10,600	42,718	0.01%
First Republic Bank of San Francisco	2,595	64,226	0.01%
HSBC Finance Corp.	2,620	67,020	0.01%
JPMorgan Chase & Co.	1,765	43,242	0.01%
MetLife, Inc.	2,855	67,749	0.01%
Morgan Stanley	1,660	43,210	0.01%
Northern Trust Corp.	2,655	67,915	0.01%
PNC Financial Services Group, Inc.	2,740	68,527	0.02%
Regions Financial Corp.	2,625	66,570	0.01%
State Street Corp.	2,555	67,529	0.01%
SunTrust Banks, Inc.	2,745	68,680	0.02%
The Charles Schwab Corp.	2,575	69,061	0.02%
The Goldman Sachs Group, Inc.	1,700	42,908	0.01%
U.S. Bancorp (d)	2,810	69,547	0.02%
Wells Fargo & Co.	2,785	68,427	0.02%
		1,472,616	0.32%
Total Preferred Stocks (Cost $1,729,402)		1,540,073	0.33%

REITS - 0.07%
Financials - 0.07%
Apollo Commercial Real Estate Finance, Inc.	19,000	314,070	0.07%
Total REITS (Cost $325,454)		314,070	0.07%

CORPORATE BONDS - 18.74%
Consumer Discretionary - 0.55%
Amazon.com, Inc., 0.650%, 11/27/2015	800,000	800,646	0.18%
Comcast Corp., 4.950%, 06/15/2016	600,000	635,818	0.14%
Starbucks Corp., 6.250%, 08/15/2017	300,000	337,959	0.07%
The Home Depot, Inc., 5.400%, 03/01/2016	700,000	737,153	0.16%
		2,511,576	0.55%
Consumer Staples - 0.27%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	184,138	0.04%
CVS Health Corp., 5.750%, 06/01/2017	600,000	664,519	0.15%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	376,746	0.08%
		1,225,403	0.27%
Energy - 0.18%
Encana Corp., 3.900%, 11/15/2021 (c)	850,000	849,640	0.18%

Financials - 11.38%
Aflac, Inc., 8.500%, 05/15/2019	650,000	824,266	0.18%
American Express Centurion, 0.875%, 11/13/2015	700,000	701,661	0.15%
American Express Co., 6.150%, 08/28/2017	1,550,000	1,735,011	0.38%
American Express Credit Corp., 2.750%, 09/15/2015	1,150,000	1,165,627	0.25%
American International Group, Inc.
4.875%, 06/01/2022	600,000	689,860	0.15%
5.850%, 01/16/2018	1,075,000	1,213,534	0.27%
Associated Banc-Corp, 5.125%, 03/28/2016	700,000	727,962	0.16%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	353,033	0.08%
Bank of Montreal, 2.500%, 01/11/2017 (c)	400,000	411,768	0.09%
Bank of New York Mellon Corp., 1.969%, 06/20/2017	500,000	509,692	0.11%
Bank of Nova Scotia, 2.550%, 01/12/2017 (c)	1,000,000	1,031,609	0.22%
BlackRock, Inc., 3.500%, 03/18/2024	1,000,000	1,068,078	0.23%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	822,853	0.18%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,694,896	0.37%
Citigroup, Inc., 6.125%, 11/21/2017	1,455,000	1,634,358	0.36%
Credit Suisse USA, Inc., 5.125%, 08/15/2015	975,000	999,151	0.22%
Discover Financial Services, 5.200%, 04/27/2022	900,000	1,017,526	0.22%
Fifth Third Bancorp, 3.625%, 01/25/2016	700,000	718,254	0.16%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	663,565	0.14%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	1,750,000	1,803,926	0.39%
Franklin Resources, Inc., 1.375%, 09/15/2017	1,080,000	1,085,399	0.24%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	505,051	0.11%
5.000%, 01/08/2016	500,000	520,978	0.11%
5.625%, 05/01/2018	1,050,000	1,188,922	0.26%
6.000%, 08/07/2019	860,000	1,018,341	0.22%
HSBC Finance Corp., 5.000%, 06/30/2015	1,200,000	1,222,183	0.27%
JPMorgan Chase & Co., 6.000%, 01/15/2018	1,000,000	1,123,005	0.24%
KeyCorp
3.750%, 08/13/2015	900,000	916,454	0.20%
5.100%, 03/24/2021	950,000	1,098,722	0.24%

Lazard Group, 6.850%, 06/15/2017	320,000	357,423	0.08%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	923,331	0.20%
Manulife Financial Corp., 3.400%, 09/17/2015 (c)	300,000	304,772	0.07%
Merrill Lynch & Company, Inc., 6.875%, 04/25/2018	955,000	1,101,036	0.24%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	117,904	0.03%
Morgan Stanley
5.375%, 10/15/2015	500,000	515,750	0.11%
5.500%, 07/28/2021	1,733,000	2,016,871	0.44%
6.625%, 04/01/2018	250,000	285,890	0.06%
National Australia Bank Ltd., 1.362%, 08/07/2015 (c)	2,000,000	2,011,730	0.44%
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	326,711	0.07%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	773,500	0.17%
Raymond James Financial, Inc., 5.625%, 04/01/2024	700,000	827,426	0.18%
Royal Bank of Canada, 2.200%, 07/27/2018 (c)	1,000,000	1,024,246	0.22%
St. Paul Travelers, Inc., 5.500%, 12/01/2015	275,000	286,393	0.06%
SunTrust Banks, Inc.
3.600%, 04/15/2016	250,000	257,941	0.06%
6.000%, 09/11/2017	250,000	279,050	0.06%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,256,093	0.27%
The Bear Stearns Companies, Inc., 6.400%, 10/02/2017	1,350,000	1,517,933	0.33%
The Charles Schwab Corp., 0.850%, 12/04/2015	1,000,000	1,003,243	0.22%
The Goldman Sachs Group, Inc.
5.350%, 01/15/2016	500,000	520,981	0.11%
5.375%, 03/15/2020	1,100,000	1,259,920	0.27%
6.000%, 06/15/2020	850,000	1,002,822	0.22%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	300,000	324,912	0.07%
The Royal Bank of Scotland PLC, 4.375%, 03/16/2016 (c)	400,000	415,109	0.09%
Toronto Dominion Bank, 2.375%, 10/19/2016 (c)	1,000,000	1,027,266	0.22%
Wachovia Corp., 5.750%, 06/15/2017	850,000	939,752	0.20%
Wells Fargo & Co. 5.625%, 12/11/2017	1,000,000	1,118,027	0.24%
Westpac Banking Corp. (c)
0.863%, 01/17/2019	1,075,000	1,079,360	0.23%
4.200%, 02/27/2015	500,000	501,227	0.11%
4.875%, 11/19/2019	450,000	510,664	0.11%
		52,352,968	11.38%
Health Care - 1.55%
AbbVie, Inc., 1.200%, 11/06/2015	1,250,000	1,253,846	0.27%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	722,591	0.16%
Amgen, Inc., 2.500%, 11/15/2016	1,000,000	1,026,577	0.22%
Anthem, Inc., 2.375%, 02/15/2017	960,000	983,045	0.21%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,023,148	0.22%
3.625%, 05/15/2024	600,000	635,096	0.14%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	726,069	0.16%
GlaxoSmithKline Capital, Inc., 1.500%, 05/08/2017 (c)	500,000	506,191	0.11%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	250,000	263,404	0.06%
		7,139,967	1.55%
Industrials - 0.22%
John Deere Capital Corp., 1.850%, 09/15/2016	1,000,000	1,020,368	0.22%

Information Technology - 1.27%
Altera Corp., 1.750%, 05/15/2017	1,000,000	1,010,635	0.22%
Applied Materials, Inc., 4.300%, 06/15/2021	300,000	331,463	0.07%
Corning, Inc., 6.850%, 03/01/2029	275,000	363,122	0.08%
eBay, Inc., 3.250%, 10/15/2020	1,000,000	1,039,713	0.23%
EMC Corp., 1.875%, 06/01/2018	1,000,000	1,011,699	0.22%
Hewlett Packard Co., 3.000%, 09/15/2016	1,000,000	1,029,814	0.22%
Juniper Networks, Inc., 4.600%, 03/15/2021	1,000,000	1,076,785	0.23%
		5,863,231	1.27%
Materials - 1.38%
Alcoa, Inc., 6.150%, 08/15/2020	625,000	714,490	0.16%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (c)	1,000,000	951,022	0.21%
El du Pont de Nemours & Co., 4.750%, 03/15/2015	315,000	315,760	0.07%
Goldcorp, Inc., 2.125%, 03/15/2018 (c)	1,250,000	1,253,079	0.27%
International Paper Co., 9.375%, 05/15/2019	250,000	323,399	0.07%
Rio Tinto Finance USA PLC (c)
1.375%, 06/17/2016	1,000,000	1,008,564	0.22%
2.000%, 03/22/2017	640,000	651,359	0.14%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,108,879	0.24%
		6,326,552	1.38%

Telecommunication Services - 1.88%
AT&T, Inc.
2.950%, 05/15/2016	775,000	795,526	0.17%
3.000%, 02/15/2022	250,000	253,897	0.06%
5.350%, 09/01/2040	200,000	224,990	0.05%
5.500%, 02/01/2018	900,000	1,000,971	0.22%
5.800%, 02/15/2019	800,000	921,465	0.20%
CenturyLink, Inc., 5.150%, 06/15/2017	400,000	423,000	0.09%
Deutsche Telekom AG, 6.000%, 07/08/2019 (c)	1,160,000	1,360,962	0.29%
Verizon Communications, Inc.
0.700%, 11/02/2015	800,000	799,688	0.18%
2.450%, 11/01/2022	1,200,000	1,160,778	0.25%
6.350%, 04/01/2019	600,000	703,459	0.15%
Vodafone Group PLC, 1.500%, 02/19/2018 (c)	1,000,000	994,457	0.22%
		8,639,193	1.88%
Utilities - 0.06%
Sempra Energy, 6.500%, 06/01/2016	275,000	295,614	0.06%
Total Corporate Bonds (Cost $83,699,775)		86,224,512	18.74%

MORTGAGE BACKED SECURITIES - 4.61%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2042	1,394,094	1,442,034	0.31%
3.000%, 09/01/2042	2,604,524	2,694,089	0.58%
5.000%, 05/01/2020	103,392	110,976	0.02%
5.500%, 04/01/2037	186,917	211,078	0.05%
Federal National Mortgage Association
1.000%, 08/27/2024	1,400,000	1,406,824	0.31%
1.000%, 01/15/2025	100,000	100,153	0.02%
1.000%, 01/30/2030	2,000,000	1,999,222	0.43%
2.000%, 12/30/2024	1,200,000	1,203,639	0.26%
2.000%, 02/28/2028	1,100,000	1,101,304	0.24%
2.000%, 02/27/2032	980,000	979,901	0.21%
2.000%, 05/23/2033	1,500,000	1,496,577	0.33%
2.400%, 11/07/2024	1,000,000	1,000,984	0.22%
3.000%, 03/20/2028	2,200,000	2,208,155	0.48%
3.000%, 03/28/2028	1,500,000	1,505,151	0.33%
3.500%, 01/01/2042	869,514	920,457	0.20%
4.000%, 12/01/2041	1,102,379	1,181,708	0.26%
4.000%, 10/01/2041	1,278,113	1,370,087	0.30%
4.500%, 08/01/2020	111,663	118,140	0.02%
6.000%, 10/01/2037	164,298	186,400	0.04%
Total Mortgage Backed Securities (Cost $20,966,643)		21,236,879	4.61%

U.S. TREASURY OBLIGATIONS - 11.90%
U.S. Treasury Bonds - 0.64%
U.S. Treasury Bonds, 3.625%, 02/15/2044	2,250,000	2,912,695	0.63%
U.S. Treasury Inflation Index Bonds, 0.125%, 07/15/2022	25,673	26,138	0.01%
		2,938,833	0.64%
U.S. Treasury Notes - 11.26%
U.S. Treasury Notes - 11.26%
1.625%, 06/30/2019	5,600,000	5,725,563	1.24%
2.250%, 07/31/2021	1,750,000	1,837,091	0.40%
2.375%, 03/31/2016	6,805,000	6,973,533	1.52%
2.500%, 08/15/2023	4,100,000	4,393,404	0.95%
2.750%, 02/15/2024	21,750,000	23,799,263	5.17%
3.250%, 03/31/2017	6,700,000	7,092,580	1.54%
4.125%, 05/15/2015	2,000,000	2,023,046	0.44%
		51,844,480	11.26%
Total U.S. Treasury Obligations (Cost $52,749,123)		54,783,313	11.90%

U.S. GOVERNMENT AGENCY ISSUES - 0.14%
Finance and Insurance - 0.14%
Federal Home Loan Banks, 5.750%, 06/15/2037	600,000	669,754	0.14%
Total U.S. Government Agency Issues (Cost $696,177)		669,754	0.14%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 2.40%
Apollo Investment Corp.	40,000	284,800	0.06%
Ares Capital Corp.	17,500	291,375	0.06%
Calamos Convertible Opportunity and Income Fund	16,000	205,440	0.04%
iShares iBoxx $ High Yield Corporation Bond Fund	20,000	1,804,600	0.39%
iShares S&P U.S. Preferred Stock Index Fund	82,500	3,296,700	0.72%
Oha Investment Corp.	8,000	36,880	0.01%
PennantPark Investment Corp.	19,000	159,410	0.03%
PowerShares Senior Loan Portfolio	25,000	599,250	0.13%
SPDR Barclays Capital High Yield Bond	27,000	1,051,380	0.23%
SPDR Barclays Short Term High Yield	99,500	2,880,525	0.63%
Wisdomtree Emerging Markets Local Debt Fund	11,000	457,710	0.10%
Total Investment Companies (Excluding Money Market Funds) (Cost $11,516,543)		11,068,070	2.40%

SHORT-TERM INVESTMENTS - 2.47%
Money Market Funds - 2.47%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	11,387,649	11,387,649	2.47%
Total Short-Term Investments (Cost $11,387,649)		11,387,649	2.47%

Total Investments (Cost $396,181,481) - 100.13%		461,099,687	100.13%
Liabilities in Excess of Other Assets - (0.13)%		(591,267)	(0.13)%
TOTAL NET ASSETS - 100.00%		$460,508,420	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign corporation.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended January 31, 2015, are as follows:

	Issuer	U.S. Bancorp
	Beginning Cost	$-
	Purchase Cost	$66,309
	Sales Cost	$-
	Ending Cost	$66,309
	Dividend Income	$-
	Shares	2,810
	Market Value	$69,547

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments		$396,273,182
Gross unrealized appreciation		71,237,525
Gross unrealized depreciation		(6,411,020)
Net unrealized appreciation		$64,826,505

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$41,559,487	$-	$-	$41,559,487
Consumer Staples	47,385,203	-	-	47,385,203
Energy	17,723,853	-	-	17,723,853
Financials	44,043,128	-	-	44,043,128
Health Care	26,650,634	-	-	26,650,634
Industrials	19,361,504	-	-	19,361,504
Information Technology	48,204,048	-	-	48,204,048
Materials	23,083,465	-	-	23,083,465
Telecommunication Services	5,864,045	-	-	5,864,045
Total Common Stocks	$273,875,367	$-	$-	$273,875,367

Preferred Stocks
Construction	$67,457	$-	$-	$67,457
Financials	$1,472,616	-	-	1,472,616
Total Preferred Stocks	$1,540,073	$-	$-	$1,540,073

REITS
Financials	$314,070	$-	$-	$314,070
Total REITS	$314,070	$-	$-	$314,070

Corporate Bonds
Consumer Discretionary	$-	$2,511,576	$-	$2,511,576
Consumer Staples	-	1,225,403	-	1,225,403
Energy	-	849,640	-	849,640
Financials	-	52,352,968	-	52,352,968
Health Care	-	7,139,967	-	7,139,967
Industrials	-	1,020,368	-	1,020,368
Information Technology	-	5,863,231	-	5,863,231
Materials	-	6,326,552	-	6,326,552
Telecommunication Services	-	8,639,193	-	8,639,193
Utilities	-	295,614	-	295,614
Total Corporate Bonds	$-	$86,224,512	$-	$86,224,512

Mortgage Backed Securities	$-	$21,236,879	$-	$21,236,879

U.S. Government Agency Issues	$-	$669,754	$-	$669,754

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$2,938,833	$-	$2,938,833
U.S. Treasury Notes	-	51,844,480	-	51,844,480
Total U.S. Treasury Obligations	$-	$54,783,313	$-	$54,783,313

Investment Companies (Excluding Money Market Funds)	$11,068,070	$-	$-	$11,068,070

Short-Term Investments
Money Market Funds	$11,387,649	$-	$-	$11,387,649
Total Short-Term Investments	$11,387,649	$-	$-	$11,387,649

Total Investments	$298,185,229	$162,914,458	$-	$461,099,687

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of Shares/ Par Amount		% of
		Value	Net Assets
COMMON STOCKS - 50.10%
Consumer Discretionary - 4.79%
McDonald's Corp.	6,200	$573,128	4.79%

Consumer Staples - 9.14%
Procter & Gamble Co.	7,350	619,531	5.18%
The Coca-Cola Co.	11,500	473,455	3.96%
		1,092,986	9.14%
Energy - 4.16%
Chevron Corp.	4,850	497,270	4.16%

Health Care - 10.37%
Merck & Co., Inc.	10,450	629,926	5.26%
Pfizer, Inc.	19,550	610,938	5.11%
		1,240,864	10.37%
Industrials - 4.72%
General Electric Co.	23,650	564,999	4.72%

Information Technology - 7.23%
Cisco Systems, Inc.	24,750	652,534	5.45%
Intel Corp.	6,450	213,108	1.78%
		865,642	7.23%
Telecommunication Services - 9.69%
AT&T, Inc.	17,650	581,038	4.86%
Verizon Communications, Inc.	12,650	578,231	4.83%
		1,159,269	9.69%
Total Common Stocks (Cost $5,299,417)		5,994,158	50.10%

SHORT-TERM INVESTMENTS - 50.16%
Money Market Funds - 0.85%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	101,307	101,307	0.85%
U.S. Treasury Bills - 49.31%
0.010%, 02/05/2015 (b)	1,500,000	1,499,982	12.54%
0.020%, 03/05/2015 (b)	300,000	299,969	2.51%
0.040%, 04/02/2015 (b)	500,000	499,997	4.18%
0.070%, 05/28/2015 (b)	600,000	599,976	5.01%
0.155%, 06/25/2015 (b)	1,000,000	999,911	8.36%
0.065%, 08/20/2015 (b)	1,000,000	999,737	8.36%
0.120%, 09/17/2015 (b)	1,000,000	999,511	8.35%
		5,899,083	49.31%
Total Short-Term Investments (Cost $5,999,377)		6,000,390	50.16%

Total Investments (Cost $11,298,794) - 100.26%		11,994,548	100.26%
Liabilities in Excess of Other Assets - (0.26)%		(31,046)	(0.26)%
TOTAL NET ASSETS - 100.00%		$11,963,502	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2015.
(b) The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$11,307,522
Gross unrealized appreciation	794,410
Gross unrealized depreciation	(107,384)
Net unrealized appreciation	$687,026

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$573,128	$-	$-	$573,128
Consumer Staples	1,092,986	-	-	1,092,986
Energy	497,270	-	-	497,270
Health Care	1,240,864	-	-	1,240,864
Industrials	564,999	-	-	564,999
Information Technology	865,642	-	-	865,642
Telecommunication Services	1,159,269	-	-	1,159,269
Total Common Stocks	$5,994,158	$-	$-	$5,994,158

Short-Term Investments
Money Market Funds	$101,307	$-	$-	$101,307
U.S. Treasury Bills	-	5,899,083	-	5,899,083
Total Short-Term Investments	$101,307	$5,899,083	$-	$6,000,390

Total Investments	$6,095,465	$5,899,083	$-	$11,994,548

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
PREFERRED STOCKS - 0.64%
Financials - 0.64%
Fannie Mae Preferred (a)	7,900	31,837	0.64%
Total Preferred Stocks (Cost $197,500)		31,837	0.64%

REITS - 1.98%
Financials - 1.98%
Apollo Commercial Real Estate Finance, Inc.	6,000	99,180	1.98%
Total REITS (Cost $100,716)		99,180	1.98%

CORPORATE BONDS - 50.54%
Consumer Discretionary - 3.93%
YUM! Brands, Inc., 5.300%, 09/15/2019	175,000	196,740	3.93%

Financials - 35.23%
Associated Banc-Corp, 5.125%, 03/28/2016	250,000	259,987	5.19%
Associates Corporation of North America, 6.950%, 11/01/2018	175,000	205,936	4.11%
Discover Financial Services, 5.200%, 04/27/2022	175,000	197,852	3.95%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	225,000	231,933	4.64%
Lazard Group, 6.850%, 06/15/2017	215,000	240,143	4.80%
Manulife Financial Corp., 3.400%, 09/17/2015 (c)	200,000	203,182	4.06%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	200,000	216,608	4.33%
The Royal Bank of Scotland PLC, 4.375%, 03/16/2016 (c)	200,000	207,555	4.15%
		1,763,196	35.23%
Health Care - 6.01%
Agilent Technologies, Inc., 5.000%, 07/15/2020	175,000	194,544	3.89%
Celgene Corp., 3.625%, 05/15/2024	100,000	105,849	2.12%
		300,393	6.01%
Utilities - 5.37%
Sempra Energy, 6.500%, 06/01/2016	250,000	268,740	5.37%
Total Corporate Bonds (Cost $2,391,361)		2,529,069	50.54%

MORTGAGE BACKED SECURITIES - 10.91%
Federal National Mortgage Association
3.000%, 08/01/2042	308,801	319,969	6.40%
3.000%, 03/20/2028	225,000	225,834	4.51%
Total Mortgage Backed Securities (Cost $542,111)		545,803	10.91%

U.S. TREASURY OBLIGATIONS - 25.87%
U.S. Treasury Bonds - 1.51%
U.S. Treasury Bonds, 6.250%, 08/15/2023	55,000	75,634	1.51%
U.S. Treasury Notes - 24.36%
U.S. Treasury Notes
2.500%, 08/15/2023	385,000	412,551	8.25%
2.750%, 02/15/2024	500,000	547,109	10.93%
3.250%, 03/31/2017	245,000	259,356	5.18%
		1,219,016	24.36%
Total U.S. Treasury Obligations (Cost $1,236,535)		1,294,650	25.87%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 9.15%
iShares iBoxx $High Yield Corporation Bond Fund (a)	1,600	144,368	2.89%
iShares S&P U.S. Preferred Stock Index Fund	3,500	139,860	2.79%
SPDR Barclays Short Term High Yield	5,000	144,750	2.89%
Wisdomtree Emerging Markets Local Debt Fund	700	29,127	0.58%
Total Investment Companies (Excluding Money Market Funds) (Cost $474,053)		458,105	9.15%

SHORT-TERM INVESTMENTS - 0.36%
Money Market Funds - 0.36%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	18,141	18,141	0.36%
Total Short-Term Investments (Cost $18,141)		18,141	0.36%

Total Investments (Cost $4,960,417) - 99.45%		4,976,785	99.45%
Other Assets in Excess of Liabilities - 0.55%		27,490	0.55%
TOTAL NET ASSETS - 100.00%		$5,004,275	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments		$4,960,760
Gross unrealized appreciation		202,025
Gross unrealized depreciation		(186,001)
Net unrealized appreciation		$16,025

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

	Level 1	Level 2	Level 3	Total
Preferred Stocks
Financials	$31,837	$-	$-	$31,837
Total Preferred Stocks	$31,837	$-	$-	$31,837

REITS
Financials	$99,180	$-	$-	$99,180
Total REITS	$99,180	$-	$-	$99,180

Corporate Bonds
Consumer Discretionary	$-	$196,740	$-	$196,740
Financials	-	1,763,196	-	1,763,196
Health Care	-	300,393	-	300,393
Utilities	-	268,740	-	268,740
Total Corporate Bonds	$-	$2,529,069	$-	$2,529,069

Mortgage Backed Securities	$-	$545,803	$-	$545,803

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$75,634	$-	$75,634
U.S. Treasury Notes	-	1,219,016	-	1,219,016
Total U.S. Treasury Obligations	$-	$1,294,650	$-	$1,294,650

Investment Companies (Excluding Money Market Funds)	$458,105	$-	$-	$458,105

Short-Term Investments
Money Market Funds	$18,141	$-	$-	$18,141
Total Short-Term Investments	$18,141	$-	$-	$18,141

Total Investments	$607,263	$4,369,522	$-	$4,976,785

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Gas Utility Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.00%
Energy - 31.58%
Cheniere Energy, Inc. (a)	1,596,117	113,930,832	4.95%
Enbridge, Inc. (c)	2,336,577	113,160,424	4.91%
EQT Corp.	506,732	37,721,130	1.64%
Kinder Morgan, Inc.	2,777,725	114,025,611	4.95%
Spectra Energy Corp.	3,440,415	115,047,478	4.99%
The Williams Companies, Inc.	2,676,557	117,393,790	5.10%
TransCanada Corp. (c)	2,608,427	116,022,833	5.04%
		727,302,098	31.58%
Financials - 0.48%
Berkshire Hathaway, Inc., Class A (a)	51	11,009,115	0.48%

Utilities - 65.94%
AGL Resources, Inc.	1,193,116	67,267,880	2.92%
ALLETE, Inc.	4,050	229,433	0.01%
Alliant Energy Corp.	107,154	7,351,836	0.32%
Ameren Corp.	237,890	10,771,659	0.47%
Atmos Energy Corp.	1,231,962	70,110,957	3.04%
Avista Corp.	146,472	5,438,505	0.24%
Black Hills Corp.	118,459	5,941,903	0.26%
Centerpoint Energy, Inc.	1,156,726	26,708,803	1.16%
Chesapeake Utilities Corp.	141,737	6,911,096	0.30%
CMS Energy Corp.	1,031,648	38,924,079	1.69%
Consolidated Edison, Inc.	596,786	41,345,334	1.79%
Corning Natural Gas Holding Corp.	31,637	640,649	0.03%
Delta Natural Gas Company, Inc.	88,048	1,869,259	0.08%
Dominion Resources, Inc.	1,444,146	111,040,386	4.82%
DTE Energy Co.	411,954	36,935,796	1.60%
Duke Energy Corp.	184,337	16,063,126	0.70%
Entergy Corp.	17,300	1,513,923	0.07%
Exelon Corp.	587,881	21,187,231	0.92%
Gas Natural, Inc.	90,750	884,813	0.04%
Iberdrola SA - ADR (c)	529,742	14,541,418	0.63%
Integrys Energy Group, Inc.	466,088	37,799,737	1.64%
MDU Resources Group, Inc.	877,407	19,838,172	0.86%
MGE Energy, Inc.	58,596	2,689,556	0.12%
National Fuel Gas Co.	535,424	33,961,944	1.47%
National Grid PLC - ADR (c)	1,618,523	113,846,908	4.94%
New Jersey Resources Corp.	358,942	22,929,215	0.99%
NiSource, Inc.	2,374,131	102,704,907	4.46%
Northeast Utilities	388,975	21,619,231	0.94%
Northwest Natural Gas Co.	307,951	15,369,834	0.67%
Northwestern Corp.	173,198	10,003,916	0.43%
One Gas, Inc.	600,578	26,539,542	1.15%
ONEOK, Inc.	1,475,098	64,948,565	2.82%
Pepco Holdings, Inc.	104,904	2,879,615	0.12%
PG&E Corp.	1,438,799	84,615,769	3.67%
Piedmont Natural Gas Company, Inc.	955,782	38,126,144	1.65%
PPL Corp.	140,035	4,971,243	0.22%
Public Service Enterprise Group, Inc.	1,246,790	53,212,997	2.31%
Questar Corp.	1,598,119	41,471,188	1.80%
RGC Resources, Inc.	59,469	1,277,989	0.06%
SCANA Corp.	310,966	19,830,302	0.86%
Sempra Energy	1,007,940	112,808,645	4.90%
South Jersey Industries, Inc.	245,828	14,319,481	0.62%
Southwest Gas Corp.	545,567	33,530,548	1.46%
TECO Energy, Inc.	398,236	8,494,374	0.37%
The Empire District Electric Co.	31,325	954,473	0.04%
The Laclede Group, Inc.	508,011	27,310,671	1.19%
UGI Corp.	439,402	16,253,480	0.71%
UIL Holdings Corp.	277,133	12,748,118	0.55%
Unitil Corp.	96,871	3,619,101	0.16%
Vectren Corp.	456,428	21,872,030	0.95%
WGL Holdings, Inc.	452,737	25,579,641	1.11%
Wisconsin Energy Corp.	211,960	11,821,009	0.51%
Xcel Energy, Inc.	675,399	25,347,724	1.10%
		1,518,974,155	65.94%
Total Common Stocks (Cost $1,714,496,305)		2,257,285,368	98.00%

PARTNERSHIPS - 0.96%
Energy - 0.96%
Plains GP Holdings LP	846,077	22,065,688	0.96%
Total Partnerships (Cost $23,072,297)		22,065,688	0.96%

SHORT-TERM INVESTMENTS - 1.12%
Money Market Funds - 1.12%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	25,969,131	25,969,131	1.12%
Total Short-Term Investments (Cost $25,969,131)		25,969,131	1.12%

Total Investments (Cost $1,763,537,733) - 100.08%		2,305,320,187	100.08%
Liabilities in Excess of Other Assets - (0.08)%		(1,927,764)	(0.08)%
TOTAL NET ASSETS - 100.00%		$2,303,392,423	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments		$1,797,719,416
Gross unrealized appreciation		558,586,654
Gross unrealized depreciation		(50,985,883)
Net unrealized appreciation		$507,600,771

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$727,302,098	$-	$-	$727,302,098
Financials	11,009,115	-	-	11,009,115
Utilities	1,518,333,506	640,649	-	1,518,974,155
Total Common Stocks	$2,256,644,719	$640,649	$-	$2,257,285,368

Partnerships
Energy	$22,065,688	$-	$-	$22,065,688
Total Partnerships	$22,065,688	$-	$-	$22,065,688

Short-Term Investments
Money Market Funds	$25,969,131	$-	$-	$25,969,131
Total Short-Term Investments	$25,969,131	$-	$-	$25,969,131

Total Investments	$2,304,679,538	$640,649	$-	$2,305,320,187

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Small Cap Financial Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.26%
Financials - 95.26%
Associated Banc-Corp.	290,000	4,874,900	2.69%
Astoria Financial Corp.	700,000	8,561,000	4.73%
BankUnited, Inc.	310,000	8,574,600	4.74%
Banner Corp.	203,000	8,197,140	4.53%
Beneficial Bancorp, Inc. (a)	119,494	1,289,340	0.71%
Berkshire Hills Bancorp, Inc.	155,000	3,859,500	2.13%
Blue Hills Bancorp, Inc. (a)	305,000	4,053,450	2.24%
Capital Bank Financial Corp. (a)	230,000	5,616,600	3.10%
Clifton Bancorp, Inc.	675,000	8,950,500	4.95%
Customers Bancorp, Inc. (a)	255,000	5,010,750	2.77%
Encore Capital Group, Inc. (a)	88,000	3,275,360	1.81%
First Niagara Financial Group, Inc.	20,000	162,400	0.09%
Flagstar Bancorp, Inc. (a)	35,000	497,350	0.27%
Flushing Financial Corp.	415,000	7,511,500	4.15%
Fulton Financial Corp.	360,000	4,014,000	2.22%
Hingham Institution for Savings	94,000	8,272,000	4.57%
Independent Bank Corp.	142,500	5,390,775	2.98%
Investors Bancorp, Inc.	860,000	9,468,600	5.23%
Meridian Bancorp, Inc. (a)	310,000	3,599,100	1.99%
MGIC Investment Corp. (a)	70,000	596,400	0.33%
OceanFirst Financial Corp.	221,000	3,580,200	1.98%
Popular, Inc. (a) (c)	140,000	4,316,200	2.39%
Provident Financial Services, Inc.	505,000	8,766,800	4.84%
Radian Group, Inc.	165,000	2,600,400	1.44%
Servisfirst Bancshares, Inc.	95,000	2,888,000	1.60%
Square 1 Financial, Inc. (a)	140,000	3,256,400	1.80%
Stonegate Mortgage Corp. (a)	70,000	704,200	0.39%
Synovus Financial Corp.	352,000	9,071,040	5.01%
Umpqua Holdings Corp.	220,000	3,412,200	1.89%
United Financial Bancorp, Inc.	400,000	4,976,000	2.75%
Washington Federal, Inc.	437,500	8,688,750	4.80%
Webster Financial Corp.	32,500	992,225	0.55%
Wintrust Financial Corp.	172,500	7,498,575	4.14%
WSFS Financial Corp.	72,500	5,354,850	2.96%
Zions Bancorporation	188,000	4,504,480	2.49%
Total Common Stocks (Cost $155,095,263)		172,385,585	95.26%

REITS - 0.85%
Financials - 0.85%
Kite Realty Group Trust	50,000	1,528,000	0.85%
Total REITS (Cost $1,506,940)		1,528,000	0.85%

SHORT-TERM INVESTMENTS - 2.01%
Money Market Funds - 2.01%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	3,638,587	3,638,587	2.01%
Total Short-Term Investments (Cost $3,638,587)		3,638,587	2.01%

Total Investments (Cost $160,240,790) - 98.12%		177,552,172	98.12%
Other Assets in Excess of Liabilities - 1.88%		3,407,992	1.88%
TOTAL NET ASSETS - 100.00%		$180,960,164	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$161,132,754
Gross unrealized appreciation	20,918,821
Gross unrealized depreciation	(4,499,403)
Net unrealized appreciation	$16,419,418

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$172,385,585	$-	$-	$172,385,585
Total Common Stocks	$172,385,585	$-	$-	$172,385,585

REITS
Financials	$1,528,000	$-	$-	$1,528,000
Total REITS	$1,528,000	$-	$-	$3,638,587

Short-Term Investments
Money Market Funds	$3,638,587	$-	$-	$3,638,587
Total Short-Term Investments	$3,638,587	$-	$-	$3,638,587

Total Investments	$177,552,172	$-	$-	$177,552,172

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 70.80%
Financials - 62.90%
American Express Co.	30,000	2,420,700	2.60%
American International Group, Inc.	39,000	1,905,930	2.05%
Bank of America Corp.	205,000	3,105,750	3.34%
Berkshire Hathaway, Inc., Class B (a)	29,000	4,173,390	4.49%
Capital One Financial Corp.	50,000	3,660,500	3.94%
Citigroup, Inc.	72,000	3,380,400	3.63%
Comerica, Inc.	46,000	1,909,000	2.05%
Discover Financial Services	67,000	3,643,460	3.92%
Fifth Third Bancorp	184,000	3,183,200	3.42%
Huntington Bancshares, Inc.	200,000	2,004,000	2.16%
J.P. Morgan Chase & Co.	54,000	2,936,520	3.16%
KeyCorp	227,000	2,948,730	3.17%
MetLife, Inc.	14,000	651,000	0.70%
Morgan Stanley	93,000	3,144,330	3.38%
Regions Financial Corp.	365,000	3,175,500	3.41%
SunTrust Banks, Inc.	84,000	3,227,280	3.47%
Synchrony Financial (a)	60,000	1,851,600	1.99%
The Goldman Sachs Group, Inc.	9,000	1,551,690	1.67%
The PNC Financial Services Group, Inc.	36,000	3,043,440	3.27%
The Travelers Companies, Inc.	5,000	514,100	0.55%
U.S. Bancorp (c)	72,000	3,017,520	3.24%
Wells Fargo & Co.	59,000	3,063,280	3.29%
		58,511,320	62.90%
Information Technology - 7.90%
MasterCard, Inc., Class A	43,000	3,527,290	3.79%
Visa, Inc., Class A	15,000	3,823,650	4.11%
		7,350,940	7.90%
Total Common Stocks (Cost $61,045,238)		65,862,260	70.80%

PARTNERSHIPS - 4.62%
Financials - 4.62%
Blackstone Group L.P.	115,000	4,294,100	4.62%
Total Partnerships (Cost $2,450,899)		4,294,100	4.62%

REITS - 18.68%
Financials - 18.68%
AvalonBay Communities, Inc.	12,000	2,075,880	2.23%
Equity Residential	35,000	2,716,350	2.92%
HCP, Inc.	43,000	2,033,470	2.18%
Prologis, Inc.	43,000	1,941,020	2.09%
Public Storage	10,000	2,008,400	2.16%
Simon Property Group, Inc.	11,000	2,185,260	2.35%
Urban Edge Properties (a)	15,000	356,100	0.38%
Ventas, Inc.	26,000	2,075,060	2.23%
Vornado Realty Trust	18,000	1,987,920	2.14%
Total REITS (Cost $16,240,569)		17,379,460	18.68%

SHORT-TERM INVESTMENTS - 6.08%
Money Market Funds - 6.08%
Federated Government Obligations Fund - Class I, 0.01% (b)	943,172	943,172	1.01%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	4,715,000	4,715,000	5.07%
		5,658,172	6.08%
Total Short-Term Investments (Cost $5,658,172)		5,658,172	6.08%

Total Investments (Cost $85,394,878) - 100.18%		93,193,992	100.18%
Liabilities in Excess of Other Assets - (0.18)%		(170,817)	(0.18)%
TOTAL NET ASSETS - 100.00%		$93,023,175	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended January 31, 2015, are as follows:

	Issuer	U.S. Bancorp
	Beginning Cost	$4,226,794
	Purchase Cost	$-
	Sales Cost	$1,345,899
	Ending Cost	$2,880,895
	Dividend Income	$25,970
	Shares	72,000
	Market Value	$3,017,520

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments		$86,308,729
Gross unrealized appreciation		8,972,928
Gross unrealized depreciation		(2,087,665)
Net unrealized appreciation		$6,885,263

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$58,511,320	$-	$-	$58,511,320
Information Technology	7,350,940	-	-	7,350,940
Total Common Stocks	$65,862,260	$-	$-	$65,862,260

Partnerships
Financials	$4,294,100	$-	$-	$4,294,100
Total Partnerships	$4,294,100	$-	$-	$4,294,100

REITS
Financials	$17,379,460	$-	$-	$17,379,460
Total REITS	$17,379,460	$-	$-	$17,379,460

Short-Term Investments
Money Market Funds	$5,658,172	$-	$-	$5,658,172
Total Short-Term Investments	$5,658,172	$-	$-	$5,658,172

Total Investments	$93,193,992	$-	$-	$93,193,992

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
January 31, 2015 (Unaudited)
		Number of		% of
		Shares	Value	Net Assets
COMMON STOCKS - 96.67%
Consumer Discretionary - 6.44%
Amazon.com, Inc. (a)		630	223,354	4.05%
Johnson Controls, Inc.		1,200	55,764	1.01%
priceline.com, Inc. (a)		75	75,711	1.38%
			354,829	6.44%
Health Care - 19.88%
Alexion Pharmaceuticals, Inc. (a)		292	53,506	0.97%
Amgen, Inc.		1,055	160,634	2.92%
Becton Dickinson & Co.		385	53,161	0.96%
Biogen Idec, Inc. (a)		322	125,310	2.27%
Celgene Corp. (a)		1,140	135,842	2.47%
Gilead Sciences, Inc. (a)		2,068	216,788	3.93%
Illumina, Inc. (a)		277	54,068	0.98%
McKesson Corp.		313	66,560	1.21%
Medtronic PLC (c)		1,400	99,960	1.81%
Regeneron Pharmaceuticals (a)		140	58,332	1.06%
Thermo Fisher Scientific, Inc.		570	71,370	1.30%
			1,095,531	19.88%
Industrials - 1.70%
Danaher Corp.		1,135	93,501	1.70%

Information Technology - 68.65%
Alibaba Group Holding Ltd. - ADR (a) (c)		2,345	208,893	3.79%
Ambarella, Inc. (a) (c)		920	50,885	0.92%
Apple, Inc.		1,912	224,010	4.07%
Applied Materials, Inc.		2,210	50,476	0.92%
Avago Technologies Ltd.		535	55,041	1.00%
Baidu, Inc. - ADR (a) (c)		375	81,720	1.48%
Canadian Solar, Inc. (a) (c)		2,735	55,767	1.01%
Cisco Systems, Inc.		6,910	182,182	3.31%
Cognex Corp. (a)		1,442	52,993	0.96%
Cognizant Technology Solutions Corp., Class A (a)		975	52,777	0.96%
Corning, Inc.		2,345	55,741	1.01%
EMC Corp.		2,910	75,456	1.37%
Facebook, Inc. (a)		2,790	211,789	3.84%
FireEye, Inc. (a)		1,540	52,067	0.94%
Google, Inc. (a)		410	219,153	3.98%
Hewlett-Packard Co.		2,485	89,783	1.63%
Infosys Ltd. - ADR (c)		1,635	55,721	1.01%
Intel Corp.		6,100	201,544	3.66%
Intuit		615	53,394	0.97%
LinkedIn Corp., Class A (a)		253	56,859	1.03%
MasterCard, Inc., Class A		1,560	127,967	2.32%
Micron Technology, Inc. (a)		1,755	51,360	0.93%
Microsoft Corp.		5,050	204,020	3.70%
Oracle Corp.		4,900	205,261	3.72%
Qihoo 360 Technology Co. Ltd. - ADR (a) (c)		900	52,668	0.96%
Qorvo, Inc. (a)		743	54,885	1.00%
QUALCOMM, Inc.		2,275	142,097	2.58%
salesforce.com, Inc. (a)		905	51,087	0.93%
Skyworks Solutions, Inc.		668	55,477	1.01%
Synchronoss Technologies, Inc. (a)		1,290	54,786	0.99%
Taiwan Semiconductor Manufacturing Ltd. - ADR (c)		7,005	159,084	2.89%
Tencent Holdings Ltd. - ADR (c)		12,790	215,128	3.90%
Vasco Data Security International, Inc. (a)		2,440	52,460	0.95%
Visa, Inc., Class A		850	216,674	3.93%
Western Digital Corp.		555	53,963	0.98%
			3,783,168	68.65%
Total Common Stocks (Cost $5,383,524)			5,327,029	96.67%

SHORT-TERM INVESTMENTS - 4.35%
Money Market Funds - 4.35%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)		240,103	240,103	4.35%
Total Short-Term Investments (Cost $240,103)			240,103	4.35%

Total Investments (Cost $5,623,627) - 101.02%			5,567,132	101.02%
Liabilities in Excess of Other Assets - (1.02)%			(55,896)	(1.02)%
TOTAL NET ASSETS - 100.00%			$5,511,236	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2015.
(c)	U.S. traded security of a foreign corporation.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$5,713,120
Gross unrealized appreciation	119,046
Gross unrealized depreciation	(265,034)
Net unrealized appreciation	$(145,988)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$354,829	$-	$-	$354,829
Health Care	1,095,531	-	-	1,095,531
Industrials	93,501	-	-	93,501
Information Technology	3,783,168	-	-	3,783,168
Total Common Stocks	$5,327,029	$-	$-	$5,327,029

Short-Term Investments
Money Market Funds	$240,103	$-	$-	$240,103
Total Short-Term Investments	$240,103	$-	$-	$240,103

Total Investments	$5,567,132	$-	$-	$5,567,132

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 86.91%
Consumer Discretionary - 23.83%
Asics Corp.	141,600	$3,474,776	5.29%
Isuzu Motors, Ltd.	223,200	2,971,352	4.52%
Ryohin Keikaku Co., Ltd.	28,600	3,168,244	4.82%
Shimano, Inc.	21,000	2,776,064	4.23%
Toyota Motor Corp.	50,600	3,262,232	4.97%
		15,652,668	23.83%
Consumer Staples - 14.02%
Kao Corp.	82,900	3,635,002	5.53%
Pigeon Corp.	31,500	1,966,810	3.00%
Unicharm Corp.	130,900	3,606,781	5.49%
		9,208,593	14.02%
Financials - 4.59%
Mizuho Financial Group	718,200	1,174,342	1.79%
Sumitomo Mitsui Financial Group, Inc.	54,900	1,842,271	2.80%
		3,016,613	4.59%
Health Care - 11.25%
Mani, Inc.	12,200	715,730	1.09%
Rohto Pharmaceutical Co., Ltd.	243,900	3,275,924	4.99%
Terumo Corp.	137,000	3,397,458	5.17%
		7,389,112	11.25%
Industrials - 22.85%
Daikin Industries	17,500	1,217,755	1.85%
Itochu Corp.	30,300	306,802	0.47%
Kubota Corp.	77,000	1,143,096	1.74%
Marubeni Corp.	52,000	287,026	0.44%
Misumi Group, Inc.	112,000	4,183,582	6.37%
Mitsubishi Corp.	178,400	3,112,226	4.74%
Nidec Corp.	48,500	3,300,326	5.02%
Sumitomo Corp.	148,100	1,461,504	2.22%
		15,012,317	22.85%
Information Technology - 5.12%
Keyence Corp.	7,200	3,365,545	5.12%

Materials - 5.25%
Fuji Seal International, Inc.	107,800	3,444,484	5.25%
Total Common Stocks (Cost $42,484,068)		57,089,332	86.91%

SHORT-TERM INVESTMENTS - 13.16%
Money Market Funds - 13.16%
Federated Government Obligations Fund - Class I, 0.01% (a)	3,270,000	3,270,000	4.98%
Federated Treasury Obligations Fund, 0.01% (a)	2,107,896	2,107,896	3.21%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	3,270,000	3,270,000	4.97%
		8,647,896	13.16%
Total Short-Term Investments (Cost $8,647,896)		8,647,896	13.16%

Total Investments (Cost $51,131,964) - 100.07%		65,737,228	100.07%
Liabilities in Excess of Other Assets - (0.07)%		(47,923)	(0.07)%
TOTAL NET ASSETS - 100.00%		$65,689,305	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$51,213,223
Gross unrealized appreciation	15,832,205
Gross unrealized depreciation	(1,308,200)
Net unrealized appreciation	$14,524,005

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$15,652,668	$-	$15,652,668
Consumer Staples	-	9,208,593	-	9,208,593
Financials	-	3,016,613	-	3,016,613
Health Care	-	7,389,112	-	7,389,112
Industrials	-	15,012,317	-	15,012,317
Information Technology	-	3,365,545	-	3,365,545
Materials	-	3,444,484	-	3,444,484
Total Common Stocks	$-	$57,089,332	$-	$57,089,332

Short-Term Investments
Money Market Funds	$8,647,896	$-	$-	$8,647,896
Total Short-Term Investments	$8,647,896	$-	$-	$8,647,896

Total Investments	$8,647,896	$57,089,332	$-	$65,737,228

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2015 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.33%
Consumer Discretionary - 24.12%
Bic Camera, Inc.	30,300	$343,432	2.26%
Doshisha Co., Ltd.	23,600	368,373	2.43%
Eagle Industry Co., Ltd.	15,000	279,372	1.84%
Fujibo Holdings, Inc.	126,000	332,078	2.19%
Hagihara Industries, Inc.	20,900	345,807	2.28%
Haseko Corp.	23,500	190,939	1.26%
Kawai Musical Instruments Manufacturing Co., Ltd.	11,100	219,207	1.44%
Kinugawa Rubber Industrials Co., Ltd.	87,000	389,866	2.57%
Komehyo Co., Ltd.	8,900	247,632	1.63%
Paltac Corp.	6,400	80,558	0.53%
Sankyo Seiko Co.	92,100	372,643	2.45%
Seiren Co., Ltd.	40,100	326,855	2.15%
Starts Corp., Inc.	12,000	166,350	1.09%
		3,663,112	24.12%
Consumer Staples - 3.38%
Kaneko Seeds Co.	29,600	268,555	1.77%
S Foods, Inc.	13,600	243,986	1.61%
		512,541	3.38%
Financials - 4.87%
GCA Savvian Corp.	11,300	113,752	0.75%
The Tochigi Bank, Inc.	71,000	327,866	2.16%
Tokai Tokyo Financial Holdings, Inc.	45,000	298,430	1.96%
		740,048	4.87%
Industrials - 32.80%
Anest Iwata Corp.	44,400	294,531	1.94%
Benefit One, Inc.	21,000	222,718	1.47%
Daiichi Jitsugyo, Inc.	61,000	315,048	2.08%
Hanwa Co., Ltd.	91,000	339,947	2.24%
Hitachi Zosen Corp.	60,200	329,842	2.17%
Hito Communication, Inc.	12,300	183,697	1.21%
Kito Corp.	25,200	241,451	1.59%
Kitz Corp.	80,300	381,301	2.51%
Kondotec, Inc.	57,100	399,239	2.63%
Miyaji Engineering Group, Inc.	93,000	143,353	0.94%
Nakano Corp.	100,100	329,747	2.17%
Nittoku Engineering Co., Ltd.	34,100	372,032	2.45%
Okamura Corp.	45,700	334,767	2.20%
Ryobi Ltd.	116,000	312,019	2.06%
Shin Nippon Air Technologies Co., Ltd.	24,700	201,154	1.32%
Tocalo Co., Ltd.	15,300	257,572	1.70%
Tomoe Engineering Co., Ltd.	5,300	75,535	0.50%
Utoc Corp.	47,900	246,242	1.62%
		4,980,195	32.80%
Information Technology - 25.95%
Aichi Tokei Denki Co., Ltd.	116,000	320,602	2.11%
Aiphone Co., Ltd.	20,400	320,032	2.11%
Elecom Co., Ltd.	10,000	227,689	1.50%
Furuya Metal Co., Ltd.	6,100	147,736	0.97%
Information Services International - Dentsu, Ltd.	29,800	291,183	1.92%
Kyosan Electric Manufacturing Co., Ltd.	84,000	267,338	1.76%
Marubun Corp.	35,200	236,064	1.55%
New Japan Radio Co., Ltd.	91,000	369,784	2.43%
Nifty Corp.	14,900	166,488	1.10%
Panasonic Industrial Devices SUNX Co., Ltd.	36,100	254,533	1.68%
SIIX Corp.	10,900	234,000	1.54%
Sumida Corp.	42,100	280,177	1.84%
TKC Corp.	15,000	265,607	1.75%
Towa Corp.	38,700	235,864	1.55%
Yokowo Co., Ltd.	59,900	324,307	2.14%
		3,941,404	25.95%
Materials - 6.21%
Hakudo Co., Ltd.	31,200	300,747	1.98%
Shinagawa Refract	136,000	306,040	2.02%
Yushiro Chemical Industry Co., Ltd.	21,600	336,211	2.21%
		942,998	6.21%

Total Common Stocks (Cost $13,244,651)		14,780,298	97.33%

SHORT-TERM INVESTMENTS - 2.53%
Money Market Funds - 2.53%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)	384,797	384,797	2.53%
Total Short-Term Investments (Cost $384,797)		384,797	2.53%

Total Investments (Cost $13,629,448) - 99.86%		15,165,095	99.86%
Other Assets in Excess of Liabilities - 0.14%		20,598	0.14%
TOTAL NET ASSETS - 100.00%		$15,185,693	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2015.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$13,870,540
Gross unrealized appreciation	1,787,823
Gross unrealized depreciation	(493,268)
Net unrealized appreciation	$1,294,555

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015
The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security would be fair valued, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund's securities as of January 31, 2015 were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$3,663,112	$-	$3,663,112
Consumer Staples	-	512,541	-	512,541
Financials	-	740,048	-	740,048
Industrials	-	4,980,195	-	4,980,195
Information Technology	-	3,941,404	-	3,941,404
Materials	-	942,998	-	942,998
Total Common Stocks	$-	$14,780,298	$-	$14,780,298

Short-Term Investments
Money Market Funds	$384,797	$-	$-	$384,797
Total Short-Term Investments	$384,797	$-	$-	$384,797

Total Investments	$384,797	$14,780,298	$-	$15,165,095

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2015, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)           /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           April 1, 2015

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date          April 1, 2015